American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2023

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.7%
Aerospace and Defense — 0.5%
Lockheed Martin Corp.	4,280	1,750,349
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	9,840	1,533,761
Automobile Components — 0.5%
Aptiv PLC(1)	17,665	1,741,592
Automobiles — 0.8%
Tesla, Inc.(1)	10,035	2,510,958
Banks — 1.8%
Bank of America Corp.	59,980	1,642,252
JPMorgan Chase & Co.	21,075	3,056,297
Regions Financial Corp.	71,986	1,238,159
		5,936,708
Beverages — 0.9%
PepsiCo, Inc.	17,506	2,966,217
Biotechnology — 1.4%
AbbVie, Inc.	16,555	2,467,688
Amgen, Inc.	5,601	1,505,325
Vertex Pharmaceuticals, Inc.(1)	2,287	795,281
		4,768,294
Broadline Retail — 1.6%
Amazon.com, Inc.(1)	40,780	5,183,954
Building Products — 0.9%
Johnson Controls International PLC	36,486	1,941,420
Masco Corp.	17,333	926,449
		2,867,869
Capital Markets — 2.4%
Ameriprise Financial, Inc.	3,893	1,283,444
BlackRock, Inc.	2,249	1,453,956
Intercontinental Exchange, Inc.	8,970	986,879
Morgan Stanley	36,839	3,008,641
S&P Global, Inc.	3,443	1,258,107
		7,991,027
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,485	987,649
Ecolab, Inc.	4,971	842,087
Linde PLC	7,331	2,729,698
		4,559,434
Communications Equipment — 0.8%
Cisco Systems, Inc.	48,759	2,621,284
Consumer Finance — 0.3%
American Express Co.	6,998	1,044,032
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	2,384	1,346,865
Kroger Co.	27,566	1,233,578
Sysco Corp.	26,924	1,778,330
Target Corp.	10,529	1,164,192
		5,522,965
Containers and Packaging — 0.3%
Ball Corp.	17,802	886,184

Distributors — 0.4%
LKQ Corp.	24,777	1,226,709
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	65,037	2,107,849
Electric Utilities — 0.9%
NextEra Energy, Inc.	49,934	2,860,719
Electrical Equipment — 0.7%
Eaton Corp. PLC	9,572	2,041,516
Generac Holdings, Inc.(1)	2,401	261,613
		2,303,129
Electronic Equipment, Instruments and Components — 1.0%
CDW Corp.	9,888	1,995,003
Keysight Technologies, Inc.(1)	10,587	1,400,766
		3,395,769
Energy Equipment and Services — 0.9%
Schlumberger NV	52,305	3,049,381
Entertainment — 0.6%
Electronic Arts, Inc.	5,770	694,708
Liberty Media Corp.-Liberty Formula One, Class C(1)	6,609	411,741
Walt Disney Co.(1)	10,462	847,945
		1,954,394
Financial Services — 1.8%
Mastercard, Inc., Class A	6,053	2,396,443
Visa, Inc., Class A	15,373	3,535,944
		5,932,387
Food Products — 0.5%
Mondelez International, Inc., Class A	22,861	1,586,553
Ground Transportation — 0.6%
Norfolk Southern Corp.	4,553	896,622
Uber Technologies, Inc.(1)	12,562	577,727
Union Pacific Corp.	2,916	593,785
		2,068,134
Health Care Equipment and Supplies — 0.4%
Intuitive Surgical, Inc.(1)	3,711	1,084,688
ResMed, Inc.	1,621	239,697
		1,324,385
Health Care Providers and Services — 2.8%
Cigna Group	9,948	2,845,824
CVS Health Corp.	22,572	1,575,977
Humana, Inc.	1,956	951,633
UnitedHealth Group, Inc.	8,018	4,042,596
		9,416,030
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(1)	3,996	548,291
Chipotle Mexican Grill, Inc.(1)	252	461,621
Starbucks Corp.	11,009	1,004,792
		2,014,704
Household Products — 0.8%
Colgate-Palmolive Co.	10,450	743,099
Procter & Gamble Co.	12,837	1,872,405
		2,615,504
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	8,550	1,579,527
Industrial REITs — 1.0%
Prologis, Inc.	28,804	3,232,097

Insurance — 1.5%
Marsh & McLennan Cos., Inc.	8,481	1,613,934
MetLife, Inc.	7,967	501,204
Prudential Financial, Inc.	13,743	1,304,073
Travelers Cos., Inc.	9,708	1,585,414
		5,004,625
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	69,146	9,048,446
Meta Platforms, Inc., Class A(1)	12,129	3,641,247
		12,689,693
IT Services — 1.2%
Accenture PLC, Class A	7,251	2,226,854
International Business Machines Corp.	12,273	1,721,902
		3,948,756
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	14,017	1,567,381
Danaher Corp.	6,956	1,725,783
Thermo Fisher Scientific, Inc.	3,629	1,836,891
		5,130,055
Machinery — 1.4%
Cummins, Inc.	6,653	1,519,944
Deere & Co.	2,798	1,055,909
Parker-Hannifin Corp.	3,053	1,189,205
Xylem, Inc.	9,758	888,271
		4,653,329
Oil, Gas and Consumable Fuels — 1.8%
ConocoPhillips	27,406	3,283,239
EOG Resources, Inc.	22,084	2,799,368
		6,082,607
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	33,788	1,961,055
Eli Lilly & Co.	2,068	1,110,785
Merck & Co., Inc.	17,526	1,804,302
Novo Nordisk AS, Class B	15,122	1,376,876
Zoetis, Inc.	9,267	1,612,273
		7,865,291
Semiconductors and Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(1)	15,241	1,567,080
Analog Devices, Inc.	8,129	1,423,307
Applied Materials, Inc.	18,417	2,549,834
ASML Holding NV	1,634	962,017
GLOBALFOUNDRIES, Inc.(1)	7,348	427,580
NVIDIA Corp.	15,696	6,827,603
		13,757,421
Software — 6.5%
Adobe, Inc.(1)	1,304	664,909
Cadence Design Systems, Inc.(1)	4,888	1,145,258
Microsoft Corp.	52,493	16,574,665
Salesforce, Inc.(1)	10,024	2,032,667
ServiceNow, Inc.(1)	907	506,977
Workday, Inc., Class A(1)	3,268	702,130
		21,626,606
Specialized REITs — 0.3%
Equinix, Inc.	1,599	1,161,290
Specialty Retail — 2.0%
CarMax, Inc.(1)	7,062	499,495

Home Depot, Inc.	11,015	3,328,292
TJX Cos., Inc.	24,417	2,170,183
Tractor Supply Co.	3,555	721,843
		6,719,813
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	57,673	9,874,194
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	1,979	1,017,384
TOTAL COMMON STOCKS (Cost $162,509,893)		198,082,963
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 5.15%, (1-year RFUCC plus 1.87%), 7/1/36	2,680	2,717
FHLMC, VRN, 5.29%, (1-year H15T1Y plus 2.14%), 10/1/36	6,087	6,192
FHLMC, VRN, 4.99%, (1-year H15T1Y plus 2.26%), 4/1/37	9,010	9,120
FHLMC, VRN, 5.57%, (1-year RFUCC plus 1.89%), 7/1/41	2,300	2,278
FHLMC, VRN, 3.56%, (1-year RFUCC plus 1.63%), 1/1/44	8,473	8,565
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	10,186	10,222
FHLMC, VRN, 5.77%, (1-year RFUCC plus 1.63%), 8/1/46	28,572	28,810
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	23,380	23,010
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	3,816	3,878
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	3,475	3,530
FNMA, VRN, 5.43%, (1-year H15T1Y plus 2.15%), 3/1/38	9,561	9,730
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	20,335	19,079
		127,131
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 12.9%
FHLMC, 2.00%, 6/1/36	743,730	643,493
FHLMC, 3.50%, 2/1/49	902,249	786,732
FHLMC, 3.00%, 1/1/50	600,125	497,911
FHLMC, 3.50%, 5/1/50	113,429	98,893
FHLMC, 2.50%, 5/1/51	723,450	578,346
FHLMC, 3.50%, 5/1/51	496,353	431,983
FHLMC, 3.00%, 7/1/51	343,403	286,096
FHLMC, 2.00%, 8/1/51	613,552	469,052
FHLMC, 2.50%, 8/1/51	932,191	743,020
FHLMC, 2.50%, 10/1/51	312,007	250,955
FHLMC, 3.00%, 12/1/51	501,636	416,180
FHLMC, 3.00%, 2/1/52	337,973	281,125
FHLMC, 3.50%, 5/1/52	443,588	386,385
FHLMC, 4.00%, 5/1/52	549,669	490,139
FHLMC, 4.00%, 5/1/52	488,851	438,979
FHLMC, 3.00%, 6/1/52	255,289	212,499
FHLMC, 4.00%, 6/1/52	1,295,997	1,163,553
FHLMC, 5.00%, 7/1/52	260,026	247,232
FHLMC, 4.50%, 8/1/52	161,277	149,195
FHLMC, 4.50%, 10/1/52	992,422	912,499
FHLMC, 4.50%, 10/1/52	623,093	572,748
FHLMC, 5.50%, 11/1/52	157,547	152,409
FHLMC, 6.00%, 11/1/52	1,181,264	1,172,377
FHLMC, 5.50%, 12/1/52	189,569	183,729
FHLMC, 6.00%, 1/1/53	672,234	664,857
FNMA, 2.00%, 5/1/36	320,115	276,585
FNMA, 2.00%, 11/1/36	1,163,894	1,000,309
FNMA, 2.50%, 12/1/36	817,432	725,223
FNMA, 2.00%, 1/1/37	434,253	373,621

FNMA, 4.50%, 9/1/41	11,444	10,802
FNMA, 3.50%, 5/1/42	137,987	122,565
FNMA, 3.50%, 6/1/42	32,067	28,475
FNMA, 3.00%, 2/1/50	112,394	93,943
FNMA, 2.50%, 6/1/50	608,357	488,809
FNMA, 2.50%, 10/1/50	818,385	650,143
FNMA, 2.50%, 12/1/50	221,534	176,539
FNMA, 2.50%, 2/1/51	964,277	772,740
FNMA, 2.00%, 3/1/51	142,087	108,703
FNMA, 3.00%, 6/1/51	52,135	43,972
FNMA, 2.50%, 12/1/51	671,689	535,029
FNMA, 2.50%, 2/1/52	229,351	183,328
FNMA, 3.00%, 2/1/52	487,913	405,838
FNMA, 2.00%, 3/1/52	1,094,667	839,026
FNMA, 2.50%, 3/1/52	491,055	394,119
FNMA, 3.00%, 3/1/52	580,228	485,699
FNMA, 3.00%, 4/1/52	203,525	169,312
FNMA, 3.50%, 4/1/52	260,147	224,268
FNMA, 4.00%, 4/1/52	546,456	488,372
FNMA, 4.00%, 4/1/52	281,454	252,775
FNMA, 4.00%, 4/1/52	177,431	158,462
FNMA, 3.00%, 5/1/52	404,853	339,799
FNMA, 3.50%, 5/1/52	862,699	745,201
FNMA, 3.50%, 5/1/52	815,128	712,047
FNMA, 3.50%, 5/1/52	730,181	629,146
FNMA, 4.00%, 5/1/52	1,164,541	1,039,473
FNMA, 3.00%, 6/1/52	179,038	150,268
FNMA, 4.50%, 7/1/52	547,583	503,325
FNMA, 5.00%, 8/1/52	1,278,129	1,207,859
FNMA, 4.50%, 9/1/52	349,469	324,137
FNMA, 5.00%, 9/1/52	382,695	363,921
FNMA, 5.50%, 10/1/52	622,744	602,573
FNMA, 5.50%, 1/1/53	1,067,841	1,033,972
FNMA, 6.50%, 1/1/53	1,081,359	1,087,498
FNMA, 5.00%, 8/1/53	842,996	802,812
FNMA, 6.00%, 9/1/53	673,783	666,113
FNMA, 6.00%, 9/1/53	672,987	665,947
GNMA, 6.00%, TBA	679,000	672,847
GNMA, 6.50%, TBA	404,000	406,304
GNMA, 7.00%, 4/20/26	1,403	1,404
GNMA, 7.50%, 8/15/26	1,228	1,231
GNMA, 6.50%, 5/15/28	513	516
GNMA, 6.50%, 5/15/28	133	134
GNMA, 7.00%, 5/15/31	6,274	6,410
GNMA, 5.50%, 11/15/32	11,431	11,229
GNMA, 4.50%, 1/15/40	11,326	10,825
GNMA, 4.50%, 6/15/41	18,754	17,876
GNMA, 3.00%, 4/20/50	205,381	175,294
GNMA, 3.00%, 5/20/50	209,646	178,890
GNMA, 3.00%, 6/20/50	313,773	267,342
GNMA, 3.00%, 7/20/50	553,554	472,028
GNMA, 2.00%, 10/20/50	1,689,350	1,344,688
GNMA, 2.50%, 11/20/50	692,613	554,736
GNMA, 2.50%, 2/20/51	654,189	535,825
GNMA, 3.50%, 6/20/51	517,169	456,039

GNMA, 2.50%, 9/20/51	425,183	348,078
GNMA, 2.50%, 12/20/51	690,603	565,358
GNMA, 4.50%, 9/20/52	1,408,079	1,302,968
GNMA, 4.50%, 10/20/52	1,148,466	1,062,023
GNMA, 5.00%, 4/20/53	621,886	589,678
GNMA, 5.50%, 4/20/53	821,805	798,283
UMBS, 5.00%, TBA	1,034,000	1,007,019
		42,900,160
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $46,202,114)		43,027,291
U.S. TREASURY SECURITIES — 10.3%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	103,930
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	432,324
U.S. Treasury Bonds, 4.375%, 11/15/39	100,000	95,230
U.S. Treasury Bonds, 4.625%, 2/15/40	400,000	391,883
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	153,133
U.S. Treasury Bonds, 3.25%, 5/15/42	1,000,000	797,090
U.S. Treasury Bonds, 3.375%, 8/15/42	600,000	486,270
U.S. Treasury Bonds, 4.00%, 11/15/42	1,400,000	1,242,828
U.S. Treasury Bonds, 3.875%, 2/15/43	600,000	522,281
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	222,369
U.S. Treasury Bonds, 3.875%, 5/15/43	1,600,000	1,391,250
U.S. Treasury Bonds, 4.375%, 8/15/43	200,000	186,625
U.S. Treasury Bonds, 3.75%, 11/15/43	200,000	169,813
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	407,613
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	148,004
U.S. Treasury Bonds, 2.375%, 11/15/49	400,000	256,148
U.S. Treasury Bonds, 3.00%, 8/15/52	200,000	145,789
U.S. Treasury Bonds, 4.00%, 11/15/52	1,300,000	1,152,531
U.S. Treasury Bonds, 4.125%, 8/15/53	160,000	145,373
U.S. Treasury Notes, 1.00%, 12/15/24(2)	1,000,000	949,727
U.S. Treasury Notes, 0.875%, 6/30/26	100,000	89,992
U.S. Treasury Notes, 4.375%, 8/15/26	1,500,000	1,481,484
U.S. Treasury Notes, 4.625%, 9/15/26	7,000,000	6,966,094
U.S. Treasury Notes, 1.625%, 10/31/26	1,300,000	1,183,102
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	637,191
U.S. Treasury Notes, 4.00%, 2/29/28	2,800,000	2,727,922
U.S. Treasury Notes, 1.25%, 4/30/28	800,000	688,875
U.S. Treasury Notes, 3.625%, 5/31/28	1,400,000	1,341,977
U.S. Treasury Notes, 1.25%, 6/30/28	1,100,000	942,133
U.S. Treasury Notes, 4.00%, 6/30/28	1,500,000	1,460,127
U.S. Treasury Notes, 4.125%, 7/31/28	600,000	587,109
U.S. Treasury Notes, 4.375%, 8/31/28	2,000,000	1,980,312
U.S. Treasury Notes, 3.125%, 11/15/28	1,500,000	1,396,934
U.S. Treasury Notes, 1.50%, 11/30/28	1,200,000	1,028,484
U.S. Treasury Notes, 1.875%, 2/28/29	600,000	521,156
U.S. Treasury Notes, 2.875%, 4/30/29	300,000	274,020
U.S. Treasury Notes, 3.875%, 12/31/29	500,000	479,043
U.S. Treasury Notes, 4.125%, 8/31/30	1,000,000	970,781
U.S. Treasury Notes, 3.875%, 8/15/33	80,000	75,600
TOTAL U.S. TREASURY SECURITIES (Cost $36,720,879)		34,232,547
CORPORATE BONDS — 9.6%
Aerospace and Defense — 0.2%
Boeing Co., 5.81%, 5/1/50	128,000	116,015

Northrop Grumman Corp., 5.15%, 5/1/40	78,000	71,304
RTX Corp., 4.125%, 11/16/28	210,000	195,956
RTX Corp., 3.125%, 7/1/50	100,000	62,295
RTX Corp., 5.375%, 2/27/53	40,000	36,244
		481,814
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	101,000	76,804
Automobiles — 0.2%
American Honda Finance Corp., 5.00%, 5/23/25	110,000	108,851
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	258,066
Hyundai Capital America, 6.20%, 9/21/30(3)	93,000	91,657
Toyota Motor Credit Corp., 5.25%, 9/11/28	130,000	129,332
Toyota Motor Credit Corp., 4.55%, 5/17/30	190,000	180,176
		768,082
Banks — 1.8%
Banco Santander SA, 6.92%, 8/8/33	200,000	191,373
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	174,976
Bank of America Corp., VRN, 5.82%, 9/15/29	140,000	138,340
Bank of America Corp., VRN, 2.88%, 10/22/30	546,000	455,225
Bank of America Corp., VRN, 2.57%, 10/20/32	95,000	73,046
Bank of America Corp., VRN, 4.57%, 4/27/33	185,000	164,341
Bank of America Corp., VRN, 5.29%, 4/25/34	185,000	172,248
Barclays PLC, VRN, 6.69%, 9/13/34	200,000	195,364
BNP Paribas SA, VRN, 5.34%, 6/12/29(3)	250,000	242,965
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	135,000	129,707
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33(4)	59,000	58,640
Citigroup, Inc., VRN, 3.07%, 2/24/28	144,000	130,674
Citigroup, Inc., VRN, 3.52%, 10/27/28	62,000	56,122
Citigroup, Inc., VRN, 3.98%, 3/20/30	95,000	85,365
Citigroup, Inc., VRN, 4.41%, 3/31/31	65,000	58,488
Citigroup, Inc., VRN, 3.06%, 1/25/33	235,000	185,864
Danske Bank A/S, VRN, 1.55%, 9/10/27(3)	200,000	174,656
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	200,000	197,639
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	415,000	321,655
Intesa Sanpaolo SpA, 6.625%, 6/20/33(3)	200,000	188,201
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	136,000	125,406
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	379,000	319,555
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	215,000	174,377
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	165,000	130,234
KeyCorp, VRN, 3.88%, 5/23/25	230,000	221,766
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	57,000	55,324
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	130,000	124,973
Societe Generale SA, VRN, 6.69%, 1/10/34(3)	148,000	143,868
Truist Bank, 3.625%, 9/16/25	250,000	236,291
Truist Bank, 3.30%, 5/15/26	200,000	184,597
U.S. Bancorp, VRN, 5.78%, 6/12/29	206,000	200,631
Wells Fargo & Co., VRN, 5.57%, 7/25/29	83,000	81,007
Wells Fargo & Co., VRN, 5.39%, 4/24/34	345,000	322,675
Wells Fargo & Co., VRN, 5.56%, 7/25/34	150,000	142,114
		5,857,707
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	330,000	302,658
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	165,000	143,908
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	60,000	53,096

PepsiCo, Inc., 1.625%, 5/1/30	80,000	64,318
		563,980
Biotechnology — 0.3%
AbbVie, Inc., 4.40%, 11/6/42	200,000	166,412
Amgen, Inc., 4.05%, 8/18/29	315,000	292,540
Amgen, Inc., 5.25%, 3/2/33	173,000	165,458
Amgen, Inc., 5.65%, 3/2/53	190,000	177,959
Gilead Sciences, Inc., 5.55%, 10/15/53	185,000	178,003
		980,372
Capital Markets — 0.9%
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	193,000	188,429
Blue Owl Capital Corp., 3.40%, 7/15/26	25,000	22,428
Blue Owl Credit Income Corp., 3.125%, 9/23/26	64,000	56,296
Charles Schwab Corp., VRN, 5.85%, 5/19/34	135,000	128,508
Charles Schwab Corp., VRN, 6.14%, 8/24/34	70,000	68,131
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	81,000	79,725
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	252,000	222,586
Goldman Sachs Group, Inc., VRN, 3.62%, 3/15/28	142,000	131,072
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	131,000	119,016
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	165,000	123,763
Goldman Sachs Group, Inc., VRN, 2.65%, 10/21/32	115,000	88,816
Golub Capital BDC, Inc., 2.50%, 8/24/26	59,000	51,745
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(3)	60,000	56,548
Morgan Stanley, VRN, 1.16%, 10/21/25	198,000	186,964
Morgan Stanley, VRN, 2.63%, 2/18/26	232,000	220,879
Morgan Stanley, VRN, 3.59%, 7/22/28	5,000	4,564
Morgan Stanley, VRN, 5.12%, 2/1/29	45,000	43,352
Morgan Stanley, VRN, 5.16%, 4/20/29	117,000	112,609
Morgan Stanley, VRN, 2.70%, 1/22/31	240,000	196,349
Morgan Stanley, VRN, 2.51%, 10/20/32	185,000	141,620
Morgan Stanley, VRN, 5.42%, 7/21/34	70,000	66,061
Nasdaq, Inc., 5.55%, 2/15/34	108,000	103,141
Nasdaq, Inc., 5.95%, 8/15/53	47,000	43,938
UBS AG, 5.80%, 9/11/25	200,000	199,293
UBS Group AG, 4.28%, 1/9/28(3)	220,000	202,386
UBS Group AG, VRN, 6.30%, 9/22/34(3)	200,000	195,482
		3,053,701
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43	80,000	65,015
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 2.30%, 3/1/30	135,000	111,177
Veralto Corp., 5.45%, 9/18/33(3)	186,000	180,027
Waste Connections, Inc., 3.20%, 6/1/32	142,000	117,901
Waste Management, Inc., 4.625%, 2/15/33	100,000	93,211
		502,316
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	165,000	123,931
Containers and Packaging†
WRKCo, Inc., 3.00%, 9/15/24	72,000	70,384
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	76,765
Novant Health, Inc., 3.17%, 11/1/51	85,000	54,843
Pepperdine University, 3.30%, 12/1/59	105,000	63,877
		195,485
Diversified REITs — 0.2%
Agree LP, 2.90%, 10/1/30	160,000	129,033

Essex Portfolio LP, 3.00%, 1/15/30	104,000	86,551
Extra Space Storage LP, 5.50%, 7/1/30	57,000	55,164
Extra Space Storage LP, 2.20%, 10/15/30	50,000	38,811
Federal Realty OP LP, 3.50%, 6/1/30	160,000	136,369
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	80,000	77,640
Invitation Homes Operating Partnership LP, 5.50%, 8/15/33	57,000	53,263
Kilroy Realty LP, 3.05%, 2/15/30	90,000	70,790
Kilroy Realty LP, 2.50%, 11/15/32	118,000	80,705
Kilroy Realty LP, 2.65%, 11/15/33	11,000	7,433
Spirit Realty LP, 3.20%, 2/15/31	80,000	64,696
		800,455
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.40%, 2/15/34	173,000	161,985
AT&T, Inc., 4.50%, 5/15/35	152,000	129,742
AT&T, Inc., 4.90%, 8/15/37	112,000	97,114
AT&T, Inc., 4.85%, 3/1/39	85,000	71,997
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	200,000	167,103
Sprint Capital Corp., 6.875%, 11/15/28	120,000	124,005
Sprint Capital Corp., 8.75%, 3/15/32	225,000	260,488
Telefonica Emisiones SA, 4.90%, 3/6/48	170,000	128,924
Verizon Communications, Inc., 4.81%, 3/15/39	55,000	47,440
		1,188,798
Electric Utilities — 0.8%
AEP Texas, Inc., 5.40%, 6/1/33	58,000	55,363
Baltimore Gas & Electric Co., 2.25%, 6/15/31	81,000	64,516
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	60,000	57,025
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	140,000	128,799
Commonwealth Edison Co., 5.30%, 2/1/53	106,000	97,472
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	44,306
Duke Energy Corp., 2.55%, 6/15/31	90,000	71,438
Duke Energy Corp., 5.00%, 8/15/52	80,000	66,642
Duke Energy Florida LLC, 1.75%, 6/15/30	140,000	110,352
Duke Energy Florida LLC, 3.85%, 11/15/42	80,000	59,753
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	123,327
Duke Energy Progress LLC, 4.15%, 12/1/44	125,000	96,016
Duke Energy Progress LLC, 5.35%, 3/15/53	50,000	45,576
Exelon Corp., 5.15%, 3/15/28	80,000	78,563
Florida Power & Light Co., 2.45%, 2/3/32	154,000	123,725
Florida Power & Light Co., 4.125%, 2/1/42	69,000	55,837
Georgia Power Co., 4.95%, 5/17/33	60,000	56,298
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	89,175
MidAmerican Energy Co., 3.15%, 4/15/50	80,000	50,813
MidAmerican Energy Co., 5.85%, 9/15/54	36,000	35,532
Nevada Power Co., 6.00%, 3/15/54	36,000	35,200
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	150,000	145,278
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	70,000	65,366
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	57,000	49,446
Northern States Power Co., 3.20%, 4/1/52	90,000	57,724
Northern States Power Co., 5.10%, 5/15/53	110,000	98,681
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(3)	60,000	52,398
Pacific Gas & Electric Co., 6.40%, 6/15/33	30,000	28,946
Pacific Gas & Electric Co., 4.20%, 6/1/41	55,000	38,714
PECO Energy Co., 4.375%, 8/15/52	130,000	104,228
Public Service Co. of Colorado, 1.875%, 6/15/31	118,000	90,633
Public Service Electric & Gas Co., 3.10%, 3/15/32	102,000	85,881

Southern Co., 5.20%, 6/15/33	70,000	66,220
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	90,000	68,034
Union Electric Co., 3.90%, 4/1/52	94,000	68,926
Union Electric Co., 5.45%, 3/15/53	90,000	83,203
Xcel Energy, Inc., 3.40%, 6/1/30	69,000	59,659
Xcel Energy, Inc., 4.60%, 6/1/32	48,000	43,596
		2,752,661
Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	55,000	51,979
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	19,000	18,331
Warnermedia Holdings, Inc., 3.76%, 3/15/27	38,000	35,099
Warnermedia Holdings, Inc., 5.05%, 3/15/42	100,000	77,394
Warnermedia Holdings, Inc., 5.14%, 3/15/52	130,000	96,673
		227,497
Financial Services — 0.1%
Corebridge Financial, Inc., 3.90%, 4/5/32	155,000	130,600
GE Capital Funding LLC, 4.55%, 5/15/32	200,000	184,464
		315,064
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(3)	197,000	146,571
Kraft Heinz Foods Co., 5.00%, 6/4/42	395,000	342,419
Mars, Inc., 4.75%, 4/20/33(3)	136,000	128,830
Mars, Inc., 3.875%, 4/1/39(3)	45,000	35,805
Mondelez International, Inc., 2.625%, 3/17/27	120,000	109,293
Nestle Holdings, Inc., 4.85%, 3/14/33(3)	150,000	145,076
		907,994
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(3)	150,000	138,745
Ashtead Capital, Inc., 5.95%, 10/15/33(3)	200,000	190,081
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	115,000	91,486
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	47,034
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	66,000	60,559
CSX Corp., 4.25%, 3/15/29	88,000	83,415
Union Pacific Corp., 3.55%, 8/15/39	190,000	146,403
United Rentals North America, Inc., 6.00%, 12/15/29(3)	65,000	63,363
		821,086
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	88,000	77,649
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	280,000	279,664
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	310,000	294,516
		651,829
Health Care Providers and Services — 0.5%
Centene Corp., 2.45%, 7/15/28	190,000	160,683
Centene Corp., 4.625%, 12/15/29	85,000	76,653
Centene Corp., 3.375%, 2/15/30	136,000	113,588
CVS Health Corp., 4.78%, 3/25/38	65,000	56,007
CVS Health Corp., 5.05%, 3/25/48	155,000	128,898
CVS Health Corp., 5.625%, 2/21/53	195,000	175,450
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	23,107
HCA, Inc., 2.375%, 7/15/31	95,000	72,778
HCA, Inc., 5.50%, 6/1/33	133,000	125,877
HCA, Inc., 5.90%, 6/1/53	130,000	117,215
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	66,217
Roche Holdings, Inc., 2.61%, 12/13/51(3)	200,000	119,772

UnitedHealth Group, Inc., 5.05%, 4/15/53	215,000	192,533
Universal Health Services, Inc., 1.65%, 9/1/26	147,000	129,632
		1,558,410
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	80,000	65,505
Starbucks Corp., 2.55%, 11/15/30	195,000	160,250
		225,755
Household Durables†
DR Horton, Inc., 2.50%, 10/15/24	90,000	86,876
Household Products†
Clorox Co., 1.80%, 5/15/30	150,000	118,389
Industrial Conglomerates†
Honeywell International, Inc., 4.50%, 1/15/34	59,000	54,823
Insurance — 0.1%
Belrose Funding Trust, 2.33%, 8/15/30(3)	138,000	103,028
Five Corners Funding Trust III, 5.79%, 2/15/33(3)	72,000	70,730
MetLife, Inc., 5.375%, 7/15/33	81,000	77,933
		251,691
IT Services — 0.1%
Black Knight InfoServ LLC, 3.625%, 9/1/28(3)	290,000	260,949
Kyndryl Holdings, Inc., 3.15%, 10/15/31	32,000	24,261
		285,210
Machinery — 0.1%
Ingersoll Rand, Inc., 5.70%, 8/14/33	80,000	77,247
John Deere Capital Corp., 4.95%, 7/14/28	170,000	167,726
John Deere Capital Corp., 4.70%, 6/10/30	108,000	103,908
John Deere Capital Corp., 5.15%, 9/8/33	78,000	76,307
		425,188
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	115,000	100,498
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	75,000	54,736
Comcast Corp., 3.20%, 7/15/36	125,000	96,493
Comcast Corp., 3.75%, 4/1/40	180,000	139,541
Comcast Corp., 2.94%, 11/1/56	105,000	59,724
Cox Communications, Inc., 3.15%, 8/15/24(3)	37,000	36,110
Cox Communications, Inc., 3.85%, 2/1/25(3)	67,000	64,973
Cox Communications, Inc., 5.70%, 6/15/33(3)	70,000	67,508
Cox Communications, Inc., 4.50%, 6/30/43(3)	23,000	17,247
Paramount Global, 4.00%, 1/15/26	195,000	184,692
Paramount Global, 4.95%, 1/15/31	150,000	128,868
WPP Finance 2010, 3.75%, 9/19/24	129,000	125,738
		1,076,128
Metals and Mining — 0.1%
Glencore Funding LLC, 6.375%, 10/6/30(3)(4)	70,000	69,863
Glencore Funding LLC, 2.625%, 9/23/31(3)	170,000	131,389
South32 Treasury Ltd., 4.35%, 4/14/32(3)	120,000	101,313
		302,565
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	170,000	146,079
Ameren Illinois Co., 4.95%, 6/1/33	70,000	66,306
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	78,431
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	75,439
DTE Energy Co., 4.875%, 6/1/28	75,000	72,535
Sempra, 3.25%, 6/15/27	30,000	27,445
Sempra, 5.50%, 8/1/33	160,000	153,240

WEC Energy Group, Inc., 1.375%, 10/15/27	23,000	19,507
		638,982
Oil, Gas and Consumable Fuels — 0.7%
Aker BP ASA, 6.00%, 6/13/33(3)	150,000	145,077
BP Capital Markets America, Inc., 3.06%, 6/17/41	100,000	69,138
Cenovus Energy, Inc., 2.65%, 1/15/32	100,000	77,761
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(3)	150,000	146,499
ConocoPhillips Co., 5.55%, 3/15/54	33,000	31,390
Diamondback Energy, Inc., 6.25%, 3/15/33	130,000	130,145
Enbridge, Inc., 5.70%, 3/8/33	127,000	121,740
Energy Transfer LP, 5.75%, 2/15/33	121,000	116,445
Energy Transfer LP, 4.90%, 3/15/35	95,000	83,687
Energy Transfer LP, 6.125%, 12/15/45	60,000	53,450
Enterprise Products Operating LLC, 4.85%, 3/15/44	94,000	80,843
Equinor ASA, 3.25%, 11/18/49	70,000	46,887
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	308,701	238,645
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	59,000	57,120
Occidental Petroleum Corp., 6.625%, 9/1/30	200,000	202,868
Occidental Petroleum Corp., 6.45%, 9/15/36	60,000	58,980
ONEOK, Inc., 6.05%, 9/1/33	50,000	49,151
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	325,000	269,496
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	180,000	174,709
Shell International Finance BV, 2.375%, 11/7/29	120,000	102,234
Shell International Finance BV, 4.375%, 5/11/45	70,000	57,526
Western Midstream Operating LP, 6.15%, 4/1/33	67,000	64,697
Williams Cos., Inc., 5.30%, 8/15/28	90,000	88,090
		2,466,578
Personal Care Products — 0.1%
Kenvue, Inc., 4.90%, 3/22/33(3)	420,000	401,631
Pharmaceuticals — 0.3%
Eli Lilly & Co., 4.875%, 2/27/53	115,000	105,719
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	165,000	156,037
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	205,000	188,384
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	130,000	120,886
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	270,000	253,021
Viatris, Inc., 4.00%, 6/22/50	28,000	16,947
		840,994
Retail REITs — 0.1%
Kimco Realty OP LLC, 4.60%, 2/1/33	205,000	181,938
NNN REIT, Inc., 5.60%, 10/15/33	165,000	155,638
NNN REIT, Inc., 4.80%, 10/15/48	96,000	74,607
		412,183
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.42%, 4/15/33(3)	145,000	116,037
Intel Corp., 5.20%, 2/10/33	80,000	77,500
Intel Corp., 5.70%, 2/10/53	67,000	62,878
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	190,000	148,465
		404,880
Software — 0.1%
Intuit, Inc., 5.20%, 9/15/33	63,000	61,381
Intuit, Inc., 5.50%, 9/15/53	113,000	108,497
Oracle Corp., 3.85%, 7/15/36	57,000	45,099
Oracle Corp., 3.60%, 4/1/40	170,000	122,902
		337,879
Specialized REITs — 0.1%
American Tower Corp., 5.55%, 7/15/33	186,000	177,440

Crown Castle, Inc., 4.15%, 7/1/50	83,000	59,108
Equinix, Inc., 2.90%, 11/18/26	130,000	119,449
		355,997
Specialty Retail — 0.1%
AutoZone, Inc., 4.00%, 4/15/30	110,000	99,187
Lowe's Cos., Inc., 2.625%, 4/1/31	225,000	182,174
Lowe's Cos., Inc., 5.625%, 4/15/53	105,000	95,527
O'Reilly Automotive, Inc., 4.70%, 6/15/32	93,000	85,290
		462,178
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	210,000	164,849
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	78,000	76,010
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	150,000	123,703
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.00%, 6/15/54	61,000	58,186
Vodafone Group PLC, 4.375%, 2/19/43	61,000	47,048
Vodafone Group PLC, 4.875%, 6/19/49	74,000	59,134
		164,368
TOTAL CORPORATE BONDS (Cost $34,772,640)		31,692,221
COLLATERALIZED LOAN OBLIGATIONS — 2.2%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.52%, (3-month SOFR plus 2.16%), 10/27/33(3)	200,000	190,786
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.56%, (1-month SOFR plus 2.23%), 2/19/38(3)	183,000	182,839
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 7.21%, (3-month SOFR plus 1.86%), 7/22/32(3)	275,000	273,240
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.42%, (1-month SOFR plus 1.08%), 12/15/35(3)	218,500	215,510
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.55%, (1-month SOFR plus 1.21%), 5/15/36(3)	210,500	208,524
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.37%, (3-month SOFR plus 2.06%), 1/15/29(3)	250,000	247,216
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(3)	225,000	225,093
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.37%, (1-month SOFR plus 1.03%), 1/18/36(3)	202,115	199,904
BDS Ltd., Series 2021-FL8, Class D, VRN, 7.35%, (1-month SOFR plus 2.01%), 1/18/36(3)	150,000	143,126
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.61%, (3-month SOFR plus 1.28%), 4/20/31(3)	183,676	183,026
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.35%, (1-month SOFR plus 1.01%), 2/15/38(3)	133,943	127,539
BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.10%, (1-month SOFR plus 1.76%), 2/15/38(3)	386,000	331,156
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.17%, (3-month SOFR plus 1.86%), 7/15/30(3)	125,000	123,671
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.83%, (3-month SOFR plus 2.46%), 8/14/30(3)	225,000	224,780
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.07%, (3-month SOFR plus 1.76%), 4/15/32(3)	168,070	167,409
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.71%, (3-month SOFR plus 2.40%), 1/20/33(3)	250,000	249,161
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.97%, (3-month SOFR plus 1.66%), 11/22/33(3)	35,513	35,413
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.91%, (1-month SOFR plus 2.58%), 8/17/37(3)	216,000	215,739
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.92%, (3-month SOFR plus 1.61%), 1/18/31(3)	125,000	124,425
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.17%, (3-month SOFR plus 1.86%), 7/18/30(3)	200,000	197,140
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.74%, (3-month SOFR plus 1.41%), 7/20/31(3)	175,000	174,289
KREF Ltd., Series 2021-FL2, Class B, VRN, 7.10%, (1-month SOFR plus 1.76%), 2/15/39(3)	300,000	281,747
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(3)	350,000	338,876
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.27%, (3-month SOFR plus 1.96%), 1/16/31(3)	175,000	172,935
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.08%, (3-month SOFR plus 1.76%), 7/19/30(3)	275,000	271,315
Palmer Square CLO Ltd., Series 2023-4A, Class B, VRN, 7.56%, (3-month SOFR plus 2.15%), 10/20/33(3)(4)	250,000	250,000

Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.99%, (3-month SOFR plus 1.66%), 7/20/29(3)	100,000	99,913
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.21%, (3-month SOFR plus 1.90%), 10/15/30(3)	250,000	249,633
PFP Ltd., Series 2021-8, Class C, VRN, 7.25%, (1-month SOFR plus 1.91%), 8/9/37(3)	292,000	278,022
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.08%, (1-month SOFR plus 2.75%), 5/19/38(3)	186,500	185,808
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/20/32(3)	260,000	256,620
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.26%, (3-month SOFR plus 1.91%), 4/25/31(3)	275,000	273,157
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.14%, (3-month SOFR plus 1.83%), 10/18/30(3)	200,000	196,740
THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, VRN, 7.09%, (3-month SOFR plus 1.71%), 11/20/30(3)	175,000	172,637
TSTAT Ltd., Series 2022-1A, Class B, VRN, 8.60%, (3-month SOFR plus 3.27%), 7/20/31(3)	200,000	200,440
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(3)	138,291	137,795
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,529,591)		7,405,624
ASSET-BACKED SECURITIES — 1.6%
321 Henderson Receivables VI LLC, Series 2010-1A, Class B, SEQ, 9.31%, 7/15/61(3)	134,651	137,752
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(3)	222,091	190,729
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	226,000	194,472
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	234,756	200,817
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(3)	119,054	108,168
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	501,290	410,176
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	625,011	550,560
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(3)	333,138	300,213
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	250,000	218,246
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	414,000	363,282
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	71,797	65,155
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	179,845	149,859
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(3)	139,102	115,172
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	186,353	156,284
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	55,494	46,687
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(3)	371,886	319,456
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(3)	329,842	286,907
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(3)	370,610	322,987
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	500,000	416,898
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	200,000	177,467
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	52,917	49,170
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(3)	185,206	183,428
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(3)	228,000	200,937
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	31,819	30,729
TOTAL ASSET-BACKED SECURITIES (Cost $5,976,122)		5,195,551
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	759	672
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.93%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	130,645
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.38%, (1-month LIBOR plus 1.95%), 7/25/29(3)	71,604	71,830
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(3)	216,112	191,393
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	269	246
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(3)	87,392	72,568
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(3)	95,040	74,524
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(3)	260,147	202,269
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, SEQ, 4.82%, 6/25/67(3)	180,453	171,966
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(3)	200,000	184,368
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.02%, (30-day average SOFR plus 2.70%), 10/25/33(3)	176,630	177,540
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(3)	326,809	292,561

GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	76,444	62,857
GCAT Trust, Series 2023-NQM3, Class A2, VRN, 7.19%, 8/25/68(3)	225,000	224,998
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.17%, (30-day average SOFR plus 2.85%), 10/25/34(3)	132,514	133,563
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	27,725	23,730
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	59,381	50,493
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	226,966	188,729
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 6.18%, (1-month SOFR plus 0.86%), 5/25/55(3)	216,667	215,941
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	293,944	216,320
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	5,778	4,937
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	140,256
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(3)	82,949	66,577
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	72,249	61,805
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	86,699	74,202
		3,034,990
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2020-DNA5, Class M2, VRN, 8.12%, (30-day average SOFR plus 2.80%), 10/25/50(3)	72,325	73,052
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.32%, (30-day average SOFR plus 2.00%), 6/25/43(3)	135,756	136,506
FNMA, Series 2013-C01, Class M2, VRN, 10.68%, (30-day average SOFR plus 5.36%), 10/25/23	139,441	140,369
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24	23,363	23,544
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.43%, (30-day average SOFR plus 3.11%), 10/25/29	40,000	41,242
		414,713
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,720,411)		3,449,703
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	775,011
FNMA, 0.75%, 10/8/27	600,000	513,274
FNMA, 0.875%, 8/5/30	500,000	386,309
Tennessee Valley Authority, 1.50%, 9/15/31	100,000	77,354
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,918,915)		1,751,948
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	76,280
California State University Rev., 2.98%, 11/1/51	200,000	127,288
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	25,788
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	65,076
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	225,000	177,403
Houston GO, 3.96%, 3/1/47	25,000	20,551
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	26,342
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	141,411
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	19,945
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	75,724
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	96,365
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	45,000	46,062
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	67,290
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	36,329
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	62,918
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	44,487
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	26,030
State of California GO, 4.60%, 4/1/38	120,000	107,831
State of California GO, 7.55%, 4/1/39	70,000	82,521
State of California GO, 7.30%, 10/1/39	15,000	17,034
State of California GO, 7.60%, 11/1/40	20,000	23,668
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	20,000	19,131
University of California Rev., 3.07%, 5/15/51	70,000	43,714
TOTAL MUNICIPAL SECURITIES (Cost $1,824,178)		1,429,188

AFFILIATED FUNDS — 0.2%
American Century Emerging Markets Bond ETF(5) (Cost $780,675)		21,000	753,480
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(3)		179,280	146,732
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(3)		138,000	109,434
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.85%, (1-month SOFR plus 2.51%), 9/15/36(3)		200,000	188,389
BX Trust, Series 2018-GW, Class A, VRN, 6.43%, (1-month SOFR plus 1.10%), 5/15/35(3)		201,000	199,485
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $728,713)			644,040
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/35(6)	EUR	650,000	491,993
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		30,000	27,832
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $564,936)			519,825
EXCHANGE-TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust (Cost $280,915)		649	277,434
BANK LOAN OBLIGATIONS(7)†
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 7.18%, (1-month SOFR plus 1.75%), 3/15/28 (Cost $124,643)		124,681	124,723
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class		4,687,920	4,687,920
Treasury Bills(8) — 0.7%
U.S. Treasury Bills, 5.22%, 9/5/24		2,500,000	2,378,019
TOTAL SHORT-TERM INVESTMENTS (Cost $7,066,322)			7,065,939
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $310,720,947)			335,652,477
OTHER ASSETS AND LIABILITIES — (1.2)%			(3,857,260)
TOTAL NET ASSETS — 100.0%			$331,795,217

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,577	USD	10,184	Bank of America N.A.	12/15/23	$(25)
EUR	7,768	USD	8,241	Bank of America N.A.	12/15/23	(1)
USD	505,541	EUR	468,428	Bank of America N.A.	12/15/23	8,642
USD	273,218	EUR	257,039	Bank of America N.A.	12/22/23	431
USD	273,267	EUR	257,039	JPMorgan Chase Bank N.A.	12/22/23	481
USD	273,322	EUR	257,039	Morgan Stanley	12/22/23	536
						$10,064

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	109	December 2023	$22,095,492	$(1,009)
U.S. Treasury 5-Year Notes	54	December 2023	5,689,407	840
U.S. Treasury 10-Year Notes	10	December 2023	1,080,625	1,965
U.S. Treasury 10-Year Ultra Notes	14	December 2023	1,561,875	(40,357)
U.S. Treasury Long Bonds	5	December 2023	568,906	(25,229)
U.S. Treasury Ultra Bonds	14	December 2023	1,661,625	(48,116)
			$32,657,930	$(111,906)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$550,000	$14	$2,374	$2,388
CPURNSA	Receive	2.97%	10/14/23	$800,000	18	3,373	3,391
CPURNSA	Receive	2.97%	10/14/23	$800,000	17	3,373	3,390
					$49	$9,120	$9,169

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $740,787.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,468,884, which represented 6.5% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$195,744,070	$2,338,893	—
U.S. Government Agency Mortgage-Backed Securities	—	43,027,291	—
U.S. Treasury Securities	—	34,232,547	—
Corporate Bonds	—	31,692,221	—
Collateralized Loan Obligations	—	7,405,624	—
Asset-Backed Securities	—	5,195,551	—
Collateralized Mortgage Obligations	—	3,449,703	—
U.S. Government Agency Securities	—	1,751,948	—
Municipal Securities	—	1,429,188	—
Affiliated Funds	753,480	—	—
Commercial Mortgage-Backed Securities	—	644,040	—
Sovereign Governments and Agencies	—	519,825	—
Exchange-Traded Funds	277,434	—	—
Bank Loan Obligations	—	124,723	—
Short-Term Investments	4,687,920	2,378,019	—
	$201,462,904	$134,189,573	—
Other Financial Instruments
Futures Contracts	$2,805	—	—
Swap Agreements	—	$9,169	—
Forward Foreign Currency Exchange Contracts	—	10,090	—
	$2,805	$19,259	—
Liabilities
Other Financial Instruments
Futures Contracts	$114,711	—	—
Forward Foreign Currency Exchange Contracts	—	$26	—
	$114,711	$26	—

3. Investments in Affiliated Funds

A summary of transactions for each affiliated fund for the period ended September 30, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Emerging Markets Bond ETF	$788	—	—	$(35)	$753	21	—	$29
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.